Material accounting estimates and judgments - Allocated Goodwill to CGUs in Argentina (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024
Disclosure of information for cash-generating units [line items]
Total assets allocated to CGUs tested	$ 5,248,798		$ 3,114,888
Argentina | Total for all cash-generating units
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested (Note 15)	$ 15,600	$ 15,246		$ 16,455
Closing net book value of PPE items and other assets allocated to CGUs tested		147,849		143,202
Total assets allocated to CGUs tested		163,095		159,657
Argentina | La Carolina | Crops
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested (Note 15)		291		314
Argentina | El Orden | Crops
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested (Note 15)		279		301
Argentina | La Guarida | Crops
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested (Note 15)		2,708		2,923
Argentina | Los Guayacanes | Crops
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested (Note 15)		3,310		3,573
Argentina | Dona Marina | Rice
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested (Note 15)		5,763		6,220
Argentina | El Colorado | Crops
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested (Note 15)		$ 2,895		$ 3,124